Earnings per Equity Share - Additional Information (Detail) (INR)	12 Months Ended			12 Months Ended
	Mar. 31, 2012	Jul. 16, 2011	Mar. 31, 2011	Mar. 31, 2012 Options Held	Mar. 31, 2011 Options Held	Mar. 31, 2012 Stock Split	Jul. 16, 2011 After Stock Split	Mar. 31, 2011 After Stock Split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Description of the stock split						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value	2.0	10.0	2.0				2.0	2.0
American depository shares ratio, shares representative of 1 ADS	3					3
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance				8,968,251	16,413,932